Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans

5. Loans

The composition of the loan portfolio, by class of loan, as of December 31, 2011 and December 31, 2010 was as follows:

	December 31, 2011			December 31, 2010
		Accrued			Accrued
	Loan	interest	Recorded	Loan	interest	Recorded
(In thousands)	balance	receivable	investment	balance	receivable	investment

Commercial, financial and agricultural *	$743,797	$3,121	$746,918	$737,902	$2,886	$740,788

Commercial real estate *	1,108,574	4,235	1,112,809	1,226,616	4,804	1,231,420
Construction real estate:
Vision commercial land and development *	31,603	31	31,634	171,334	282	171,616
Remaining commercial	156,053	394	156,447	195,693	622	196,315
Mortgage	20,039	64	20,103	26,326	95	26,421
Installment	9,851	61	9,912	13,127	54	13,181
Residential real estate
Commercial	395,824	1,105	396,929	464,903	1,403	466,306
Mortgage	953,758	1,522	955,280	906,648	2,789	909,437
HELOC	227,682	942	228,624	260,463	1,014	261,477
Installment	51,354	236	51,590	60,195	255	60,450
Consumer	616,505	2,930	619,435	666,871	3,245	670,116
Leases	2,059	43	2,102	2,607	56	2,663
Total loans	$4,317,099	$14,684	$4,331,783	$4,732,685	$17,505	$4,750,190

* Included within commercial, financial and agricultural loans, commercial real estate loans, and Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.

Loans are shown net of deferred origination fees, costs and unearned income of $6.8 million at December 31, 2011 and $6.7 million at December 31, 2010, which is a net deferred income position in both years.

Overdrawn deposit accounts of $3.6 million and $2.6 million have been reclassified to loans at December 31, 2011 and 2010, respectively.

Credit Quality

The following table presents the recorded investment in nonaccrual, accruing restructured, and loans past due 90 days or more and still accruing by class of loans as of December 31, 2011 and December 31, 2010:

	December 31, 2011
(In thousands)	Nonaccrual loans	Accruing restructured loans	Loans past due 90 days or more and accruing	Total nonperforming loans
Commercial, financial and agricultural	$37,797	$2,848	$-	$40,645
Commercial real estate	43,704	8,274	-	51,978
Construction real estate:
Vision commercial land and development	25,761	-	-	25,761
Remaining commercial	14,021	11,891	-	25,912
Mortgage	66	-	-	66
Installment	30	-	-	30
Residential real estate
Commercial	43,461	815	-	44,276
Mortgage	25,201	4,757	2,610	32,568
HELOC	1,412	-	-	1,412
Installment	1,777	98	58	1,933
Consumer	1,876	-	893	2,769
Leases	-	-	-	-
Total loans	$195,106	$28,683	$3,561	$227,350

	December 31, 2010
		Accruing	Loans past due 90	Total
		restructured	days or more and	nonperforming
(In thousands)	Nonaccrual loans	loans	accruing	loans
Commercial, financial and agricultural	$19,276	$-	$-	$19,276
Commercial real estate	57,941	-	20	57,961
Construction real estate:
Vision commercial land and development	87,424	-	-	87,424
Remaining commercial	27,080	-	-	27,080
Mortgage	354	-	-	354
Installment	417	-	13	430
Residential real estate
Commercial	60,227	-	-	60,227
Mortgage	32,479	-	2,175	34,654
HELOC	964	-	149	1,113
Installment	1,195	-	277	1,472
Consumer	1,911	-	1,059	2,970
Leases	-	-	-	-
Total loans	$289,268	$-	$3,693	$292,961

The following table provides additional information regarding those nonaccrual and accruing restructured loans that are individually evaluated for impairment and those collectively evaluated for impairment as of December 31, 2011 and December 31, 2010.

	December 31, 2011			December 31, 2010

(In thousands)	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment	Nonaccrual and accruing restructured loans	Loans individually evaluated for impairment	Loans collectively evaluated for impairment
Commercial, financial and agricultural	$40,645	$40,621	$24	$19,276	$19,205	$71
Commercial real estate	51,978	51,978	-	57,941	57,930	11
Construction real estate:
Vision commercial land and development	25,761	24,328	1,433	87,424	86,491	933
Remaining commercial	25,912	25,912	-	27,080	27,080	-
Mortgage	66	-	66	354	-	354
Installment	30	-	30	417	-	417
Residential real estate:
Commercial	44,276	44,276	-	60,227	60,227	-
Mortgage	29,958	-	29,958	32,479	-	32,479
HELOC	1,412	-	1,412	964	-	964
Installment	1,875	-	1,875	1,195	-	1,195
Consumer	1,876	20	1,856	1,911	-	1,911
Leases	-	-	-	-	-	-
Total loans	$223,789	$187,135	$36,654	$289,268	$250,933	$38,335

All of the loans individually evaluated for impairment were evaluated using the fair value of the collateral or present value of expected future cash flows as the measurement method.

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and December 31, 2010.

	December 31, 2011			December 31, 2010
(In thousands)	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated	Unpaid principal balance	Recorded investment	Allowance for loan losses allocated

With no related allowance recorded
Commercial, financial and agricultural	$23,164	$18,098	$-	$9,347	$8,891	$-
Commercial real estate	58,242	41,506	-	21,526	17,170	-
Construction real estate:
Vision commercial land and development	54,032	17,786	-	11,206	7,847	-
Remaining commercial	33,319	18,372	-	12,305	11,743	-
Residential real estate:
Commercial	49,341	38,686	-	46,344	43,031	-
Consumer	-	-	-	-	-	-

With an allowance recorded
Commercial, financial and agricultural	23,719	22,523	5,819	11,801	10,314	3,028
Commercial real estate	12,183	10,472	4,431	44,789	40,760	12,652
Construction real estate:
Vision commercial land and development	20,775	6,542	1,540	103,937	78,644	39,887
Remaining commercial	9,711	7,540	1,874	23,563	15,337	5,425
Residential real estate:
Commercial	6,402	5,590	2,271	19,716	17,196	5,912
Consumer	20	20	-	-	-	-

Total	$290,908	$187,135	$15,935	$304,534	$250,933	$66,904

Management's general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. At December 31, 2011 and December 31, 2010, there were $83.7 million and $12.0 million, respectively, in partial charge-offs on loans individually evaluated for impairment with no related allowance recorded and $20.1 million and $41.6 million, respectively, of partial charge-offs on loans individually evaluated for impairment that also had a specific reserve allocated.

The allowance for loan losses included specific reserves related to loans individually evaluated for impairment at December 31, 2011 and 2010, of $15.9 million and $66.9 million, respectively, related to loans with a recorded investment of $52.7 million and $162.3 million.

The average balance of loans individually evaluated for impairment was $214.0 million, $210.4 million, and $184.7 million for 2011, 2010, and 2009, respectively.

Interest income on loans individually evaluated for impairment is recognized on a cash basis after all past due and current principal payments have been made.

The following table presents the average recorded investment and interest income recognized on loans individually evaluated for impairment for the year ended December 31, 2011.

		Year ended December 31, 2011
(In thousands)	Recorded investment as of December 31, 2011	Average recorded investment	Interest income recognized
Commercial, financial and agricultural	$40,621	$23,518	$209
Commercial real estate	51,978	49,927	829
Construction real estate:
Vision commercial land and development	24,328	58,792	-
Remaining commercial	25,912	29,152	339
Residential real estate:
Commercial	44,276	52,640	214
Consumer	20	16	1

Total	$187,135	$214,045	$1,592

For the year ended December 31, 2010, the Corporation recognized a net reversal to interest income for $1.3 million, consisting of $948,000 in interest recognized at PNB and $2.2 million in interest reversed at Vision, on loans that were individually evaluated for impairment as of the end of the year. For the year ended December 31, 2009, the Corporation recognized a net reversal to interest income of $1.3 million, consisting of $1.8 million in interest recognized at PNB and $3.1 million in interest reversed at Vision.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and December 31, 2010 by class of loans.

	December 31, 2011
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$3,106	$11,308	$14,414	$732,504	$746,918
Commercial real estate	2,632	21,798	24,430	1,088,379	1,112,809
Construction real estate:
Vision commercial land and development	-	19,235	19,235	12,399	31,634
Remaining commercial	99	7,839	7,938	148,509	156,447
Mortgage	76	-	76	20,027	20,103
Installment	421	8	429	9,483	9,912
Residential real estate
Commercial	1,545	10,097	11,642	385,287	396,929
Mortgage	15,879	20,614	36,493	918,787	955,280
HELOC	1,015	436	1,451	227,173	228,624
Installment	1,549	1,136	2,685	48,905	51,590
Consumer	11,195	2,192	13,387	606,048	619,435
Leases	-	-	-	2,102	2,102
Total loans	$37,517	$94,663	$132,180	$4,199,603	$4,331,783

	December 31, 2010
		Past due
		nonaccrual
		loans and loans
	Accruing loans	past due 90			Total
	past due 30-89	days or more			recorded
(In thousands)	days	and accruing	Total past due	Total current	investment

Commercial, financial and agricultural	$2,247	$15,622	$17,869	$722,919	$740,788
Commercial real estate	9,521	53,269	62,790	1,168,630	1,231,420
Construction real estate:
Vision commercial land and development	2,406	65,130	67,536	104,080	171,616
Remaining commercial	141	19,687	19,828	176,487	196,315
Mortgage	479	148	627	25,794	26,421
Installment	235	399	634	12,547	13,181
Residential real estate
Commercial	3,281	26,845	30,126	436,180	466,306
Mortgage	17,460	24,422	41,882	867,555	909,437
HELOC	1,396	667	2,063	259,414	261,477
Installment	1,018	892	1,910	58,540	60,450
Consumer	11,204	2,465	13,669	656,447	670,116
Leases	5	-	5	2,658	2,663
Total loans	$49,393	$209,546	$258,939	$4,491,251	$4,750,190

Credit Quality Indicators

Management utilizes past due information as a credit quality indicator across the loan portfolio. The past due information is the primary credit quality indicator within the following classes of loans: (1) mortgage loans and installment loans in the construction real estate segment; (2) mortgage loans, HELOC and installment loans in the residential real estate segment; and (3) consumer loans. The primary credit indicator for commercial loans is based on an internal grading system that grades all commercial loans from 1 to 8. Credit grades are continuously monitored by the respective loan officer and adjustments are made when appropriate. A grade of 1 indicates little or no credit risk and a grade of 8 is considered a loss. Commercial loans with grades of 1 to 4 (pass-rated) are considered to be of acceptable credit risk. Commercial loans graded a 5 (special mention) are considered to be watch list credits and a higher loan loss reserve percentage is allocated to these loans. Loans classified as special mention have potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date. Commercial loans graded 6 (substandard), also considered watch list credits, are considered to represent higher credit risk and, as a result, a higher loan loss reserve percentage is allocated to these loans. Loans classified as substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Commercial loans that are graded a 7 (doubtful) are shown as nonaccrual and Park generally charges these loans down to their fair value by taking a partial charge-off or recording a specific reserve. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Any commercial loan graded an 8 (loss) is completely charged-off.

The tables below present the recorded investment by loan grade at December 31, 2011 and December 31, 2010 for all commercial loans:

	December 31, 2011
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$11,785	$7,628	$40,645	$686,860	$746,918
Commercial real estate:	37,445	10,460	51,978	1,012,926	1,112,809
Construction real estate:
Vision commercial land and development	3,102	-	25,761	2,771	31,634
Remaining commercial	6,982	8,311	25,912	115,242	156,447
Residential real estate:
Commercial	17,120	3,785	44,276	331,748	396,929
Leases	-	-	-	2,102	2,102
Total Commercial Loans	$76,434	$30,184	$188,572	$2,151,649	$2,446,839

	December 31, 2010
(In thousands)	5 Rated	6 Rated	Nonaccrual	Pass Rated	Recorded Investment
Commercial , financial and agricultural:	$26,322	$11,447	$19,276	$683,743	$740,788
Commercial real estate:	57,394	26,992	57,941	1,089,093	1,231,420
Construction real estate:
Vision commercial land and development	10,220	7,941	87,424	66,031	171,616
Remaining commercial	14,021	39,062	27,080	116,152	196,315
Residential real estate:
Commercial	29,206	18,117	60,227	358,756	466,306
Leases	-	-	-	2,663	2,663
Total Commercial Loans	$137,163	$103,559	$251,948	$2,316,438	$2,809,108

Troubled Debt Restructuring (TDRs)

Management classifies loans as TDRs when a borrower is experiencing financial difficulties and Park has granted a concession. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company's internal underwriting policy. Management's policy is to modify loans by extending the term or by granting a temporary or permanent contractual interest rate below the market rate, not by forgiving debt. Certain loans which were modified during the period ending December 31, 2011 did not meet the definition of a TDR as the modification was a delay in a payment that was considered to be insignificant. Management considers a forbearance period of up to three months or a delay in payment of up to 30 days to be insignificant. TDRs may be classified as accruing if the borrower has been current for a period of at least six months with respect to loan payments and management expects that the borrower will be able to continue to make payments in accordance with the terms of the restructured note. Management reviews all accruing TDRs quarterly to ensure payments continue to be made in accordance with the modified terms.

At December 31, 2011 and December 31, 2010, there were $100.4 million and $80.7 million, respectively, of TDRs included in nonaccrual loan totals. As of December 31, 2011, there were $28.7 million of TDRs included in accruing loan totals. None of the TDRs as of December 31, 2010 were accruing. Prior to management's adoption of ASU 2011-02, Park classified all TDRs as nonaccrual loans. With the adoption of ASU 2011-02, management determined it was appropriate to return certain TDRs to accrual status. Specifically, if the restructured note has been current for a period of at least six months and management expects the borrower will remain current throughout the renegotiated contract, the loan may be returned to accrual status. At December 31, 2011 and December 31, 2010, $79.9 million and $50.3 million of the nonaccrual TDRs were current. Management will continue to review the renegotiated loans and may determine it appropriate to move certain of the loans back to accrual status in the future. At December 31, 2011 and December 31, 2010, Park had commitments to lend $4.0 million and $434,000, respectively, of additional funds to borrowers whose terms had been modified in a TDR.

The specific reserve related to TDRs at December 31, 2011 and December 31, 2010 was $9.1 million and $9.4 million, respectively. Modifications made in 2011 were largely the result of renewals, extending the maturity date of the loan, at terms consistent with the original note. These modifications were deemed to be TDRs primarily due to Park's conclusion that the borrower would likely not have qualified for similar terms through another lender. Many of the modifications deemed to be TDRs were previously identified as impaired loans, and thus were evaluated for impairment under ASC 310. An immaterial amount of additional specific reserves were recorded during the period ending December 31, 2011 as a result of TDRs identified in the 2011 year.

The terms of certain other loans were modified during the period ended December 31, 2011 that did not meet the definition of a troubled debt restructuring. Modified substandard commercial loans which did not meet the definition of a TDR have a total recorded investment as of December 31, 2011 of $13.6 million. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or resulted in a delay in a payment that was considered to be insignificant. Modified consumer loans which did not meet the definition of a TDR have a total recorded investment as of December 31, 2011 of $19.6 million. Many of these loans were modified as a lower cost option than a full refinancing to borrowers who were not experiencing financial difficulties.

The following table details the number of contracts modified as TDRs during the 12 months ended December 31, 2011 as well as the period end recorded investment of these contracts. The recorded investment pre- and post-modification is generally the same, as historically Park has not forgiven debt.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	56	$24,100
Commercial real estate	23	7,163
Construction real estate:
Vision commercial land and development	12	4,268
Remaining commercial	24	18,602
Mortgage	1	66
Installment	-	-
Residential real estate:
Commercial	30	29,595
Mortgage	37	5,925
HELOC	2	56
Installment	7	221
Consumer	1	18
Leases	-	-
Total loans	193	$90,014

The following table presents the recorded investment in financing receivables which were modified as troubled debt restructurings within the previous 12 months and for which there was a payment default during the 12 month period ended December 31, 2011. For this table, a loan is considered to be in default when it becomes 30 days contractually past due under modified terms. The additional allowance for loan loss resulting from the defaults on TDR loans was immaterial.

	12 months ended December 31, 2011
(In thousands)	Number of Contracts	Recorded Investment
Commercial, financial and agricultural	19	$3,878
Commercial real estate	5	2,353
Construction real estate:
Vision commercial land and development	5	3,406
Remaining commercial	4	1,277
Mortgage	1	66
Installment	----	---
Residential real estate:
Commercial	10	20,195
Mortgage	7	1,193
HELOC	1	50
Installment	2	44
Consumer	----	---
Leases	----	---
Total loans	54	$32,462

Management transfers a loan to other real estate owned at the time that Park takes title of the asset. At December 31, 2011 and 2010, Park had $42.3 million and $41.7 million, respectively, of other real estate owned.

Certain of the Corporation's executive officers, directors and related entities of directors are loan customers of the Corporation's two banking subsidiaries. As of December 31, 2011 and 2010, loans and lines of credit aggregating approximately $53.0 million and $53.6 million, respectively, were outstanding to such parties. During 2011, $4.9 million of new loans were made to these executive officers and directors and repayments totaled $5.5 million. New loans and repayments for 2010 were $2.1 million and $5.3 million, respectively.